KILPATRICK STOCKTON LLP	Suite 900 607 14th St., NW Washington DC 20005-2018 t 202 508 5800 f 202 508 5858 www.KilpatrickStockton.com

December 10, 2010	direct dial 202 508 5884 direct fax 202 204 5611 CGattuso@kilpatrickstockton.com

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F Street, NE

Washington, DC 20549

Re:	Franklin Financial Corporation

Registration Statement on Form S-1

Dear Sir or Madam:

Enclosed herewith for filing please find the Registration Statement on Form S-1 for Franklin Financial Corporation, the proposed holding company for Franklin Federal Savings Bank, a federally chartered savings bank, the deposits of which are insured by the Federal Deposit Insurance Corporation. A wire transfer has been executed pursuant to 17 C.F.R. §202.3a in the amount of $10,198.00, which constitutes the filing fee for the Registration Statement.

If you have any questions regarding this filing, please contact the undersigned at 202-508-5884.

Very truly yours,

KILPATRICK STOCKTON LLP

/s/ Christina M. Gattuso

Christina M. Gattuso

Enclosures

cc:	Richard T. Wheeler, Jr., Franklin Financial Corporation